Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Carrying Value of Accounts Payable and Accrued Liabilities

The carrying values of accounts payable and accrued liabilities were as follows:

	December 31,
	2015	2014
	(In thousands)
Accounts payable	$223,514	$272,439
Current deferred revenue	101,460	45,139
Wages, severance and related taxes	86,389	70,256
Accrued rebates	29,997	31,506
Employee benefits	27,482	25,158
Accrued interest	25,188	26,741
Other (individual items less than 5% of total current liabilities)	52,733	49,272

Accounts payable and accrued liabilities	$546,763	$520,511